DUE TO BANKS AND CORRESPONDENTS - Summary of detailed information of balances of due to banks and correspondents by maturity (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Deposits From Banks Explanatory [Line Items]
Due to banks and correspondents	S/ 8,797,995	S/ 8,397,111
Over 90 days [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Due to banks and correspondents	2,062,121	1,917,829
From 3 months to 1 year [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Due to banks and correspondents	3,693,328	3,347,134
From 1 to 3 years [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Due to banks and correspondents	559,511	1,030,310
From 3 to 5 years [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Due to banks and correspondents	614,265	406,895
More than 5 years [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Due to banks and correspondents	S/ 1,868,770	S/ 1,694,943